Financial Instruments (Details 2) (USD $)	12 Months Ended						12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Alibaba	Apr. 29, 2013 Alibaba	Dec. 31, 2013 Recurring	Dec. 31, 2013 Recurring Investor option liability	Apr. 29, 2013 Recurring Investor option liability	Dec. 31, 2013 Recurring Investor option liability Alibaba	Dec. 31, 2013 Recurring Investor option liability Weibo	Dec. 31, 2013 Recurring Significant Unobservable Inputs (Level 3)	Dec. 31, 2013 Non-recurring	Dec. 31, 2012 Non-recurring	Dec. 31, 2013 Non-recurring MCOX	Dec. 31, 2012 Non-recurring MCOX	Dec. 31, 2011 Non-recurring MCOX	Dec. 31, 2013 Non-recurring Significant Unobservable Inputs (Level 3)	Dec. 31, 2012 Non-recurring Significant Unobservable Inputs (Level 3)	Dec. 31, 2011 Non-recurring Significant Unobservable Inputs (Level 3)
Key inputs used in investor option liability valuation
Minimum percentage of shares sold (as a percent)									25.00%
Expected dividend yield (as a percent)							0.00%
Risk-free interest rate (as a percent)							0.30%
Expected volatility (as a percent)							53.00%
Expected life (in years)							1 year 4 months 24 days
Fair value per ordinary share of Weibo (in dollars per share)	$ 84.25	$ 50.22								$ 14.10
Investor option liability	$ 29,504,000				$ 50,600,000	$ 29,504,000		$ 50,600,000			$ 29,504,000
Gains recognized as subsequent change in fair value of investor option liability	21,064,000			21,100,000			21,100,000
Impairment charge related to investment	6,134,000	18,498,000	281,548,000											0	8,400,000	50,900,000	6,100,000	10,100,000	230,300,000
Impairment charge			$ 68,891,000									$ 0	$ 0